Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2012
Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CACOX
Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IACOX
Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMIDX
Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMIDX

Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund
Congress All Cap Opportunity Fund
Investment Objective
The Congress All Cap Opportunity Fund (the "All Cap Opportunity Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Opportunity Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Congress All Cap Opportunity Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Congress All Cap Opportunity Fund		Retail Class	Institutional Class
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.62%	1.62%
Total Annual Fund Operating Expenses		2.47%	2.22%
Fee Waiver and/or Expense Reimbursement		(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	0.75%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.00% of the Fund's Retail Class shares' and 0.75% for the Institutional Class shares' average net assets, (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
The Example below is intended to help you compare the cost of investing in the
All Cap Opportunity Fund with the cost of investing in other mutual funds. This
Example assumes that you invest $10,000 in the All Cap Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps for the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Congress All Cap Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Retail Class	102	629
Institutional Class	77	552

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The All Cap Opportunity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund's investment premise is that market inefficiencies exist between fixed income and equity valuations which, if properly identified, can lead to investment opportunities which can be exploited. An analysis of a company's entire capital structure can provide a unique insight into a purchase or sell decision of a particular stock. Congress Asset Management Company, LLP
("the Advisor") seeks to uncover these inefficiencies for the Fund, and identify equity investment opportunities which may provide the opportunity for long term capital appreciation. The Fund invests primarily in publicly traded stocks of
U.S. companies, irrespective of market capitalization size or industry sector.
The All Cap Opportunity Fund may invest up to 20% of its total assets in investment-grade debt securities, such as commercial paper or corporate debt securities. Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including American Depositary Receipts
("ADRs"). The All Cap Opportunity Fund is "opportunistic" and may focus its investments in securities and industries that the Advisor believes are poised to experience earnings growth. The Advisor may sell a security for a number of reasons including, but not limited to a determination that the security no longer meets its investment criteria or if a new security is judged to be more attractive than a current holding.
Principal Risks of Investing in the All Cap Opportunity Fund
There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in a Fund's portfolio may not increase their earnings at the rate anticipated.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The portfolio manager's ability to identify valuation inefficiencies and its judgment as to the growth potential or value of a stock proves to be wrong.

·  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·  Foreign Investment Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

·  Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

·  Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

·  New Fund Risk: The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.congressasset.com/funds or by calling the Fund's toll-free at
1-888-688-1299.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Congress All Cap Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Congress All Cap Opportunity Fund (the "All Cap Opportunity Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the
All Cap Opportunity Fund with the cost of investing in other mutual funds. This
Example assumes that you invest $10,000 in the All Cap Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into
		account the Expense Caps for the first two years).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The All Cap Opportunity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund's investment premise is that market inefficiencies exist between fixed income and equity valuations which, if properly identified, can lead to investment opportunities which can be exploited. An analysis of a company's entire capital structure can provide a unique insight into a purchase or sell decision of a particular stock. Congress Asset Management Company, LLP
("the Advisor") seeks to uncover these inefficiencies for the Fund, and identify equity investment opportunities which may provide the opportunity for long term capital appreciation. The Fund invests primarily in publicly traded stocks of
U.S. companies, irrespective of market capitalization size or industry sector.
The All Cap Opportunity Fund may invest up to 20% of its total assets in investment-grade debt securities, such as commercial paper or corporate debt securities. Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including American Depositary Receipts
("ADRs"). The All Cap Opportunity Fund is "opportunistic" and may focus its investments in securities and industries that the Advisor believes are poised to experience earnings growth. The Advisor may sell a security for a number of reasons including, but not limited to a determination that the security no longer meets its investment criteria or if a new security is judged to be more
		attractive than a current holding.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the All Cap Opportunity Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in a Fund's portfolio may not increase their earnings at the rate anticipated.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The portfolio manager's ability to identify valuation inefficiencies and its judgment as to the growth potential or value of a stock proves to be wrong.

·  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·  Foreign Investment Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

·  Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

·  Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

·  New Fund Risk: The Fund is new with no operating history, and there can be no
		assurance that the Fund will grow to or maintain an economically viable size.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.congressasset.com/funds or by calling the Fund's toll-free at
		1-888-688-1299.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-688-1299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.congressasset.com/funds
Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Congress All Cap Opportunity Fund (Prospectus Summary) | Congress All Cap Opportunity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.00% of the Fund's Retail Class shares' and 0.75% for the Institutional Class shares' average net assets, (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund
Congress Mid Cap Growth Fund
Investment Objective
The Congress Mid Cap Growth Fund (the "Mid Cap Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Congress Mid Cap Growth Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Congress Mid Cap Growth Fund		Retail Class	Institutional Class
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.62%	1.62%
Total Annual Fund Operating Expenses		2.47%	2.22%
Fee Waiver and/or Expense Reimbursement		(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	0.75%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Fund to 1.00% of the Mid Cap Fund's Retail Class shares' and Institutional Class shares' average net assets, (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
The Example below is intended to help you compare the cost of investing in the
Mid Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps for the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Congress Mid Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Retail Class	102	629
Institutional Class	77	552

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least
80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization and large-capitalization companies. The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid-size market capitalization. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, between $1 billion and
$5 billion. The Fund may also invest from time to time in equity securities of large-capitalization companies (i.e., those with capitalizations over $5 billion)
and equity securities of small-capitalization companies (i.e., those with capitalizations of less than $1 billion). The Fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs"). The Fund invests in companies that Congress Asset Management
Company, LLP (the "Advisor") believes are experiencing or will experience earnings growth. The Advisor employs a "bottom-up" approach to research and stock selection, which means that the Advisor bases its investments on a company's future prospects and not on any significant economic or market cycle. The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.
The Advisor's fundamental approach emphasizes earnings growth and free cash flow.
The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.
Principal Risks of Investing in the Fund
There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Growth Style Investment Risk: Growth stocks fall out of favor with investors.

·  Management Risk: The portfolio manager's judgment as to the growth potential or value of a stock proves to be wrong.

·  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·  Foreign Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

·  Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

·  New Fund Risk: The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.congressasset.com/funds or by calling the Fund toll-free at
1-888-688-1299.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Congress Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Congress Mid Cap Growth Fund (the "Mid Cap Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected
		in annual fund operating expenses or in the example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the
Mid Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into
		account the Expense Caps for the first two years).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Mid Cap Fund seeks to achieve its investment objective by investing at least
80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization and large-capitalization companies. The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid-size market capitalization. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, between $1 billion and
$5 billion. The Fund may also invest from time to time in equity securities of large-capitalization companies (i.e., those with capitalizations over $5 billion)
and equity securities of small-capitalization companies (i.e., those with capitalizations of less than $1 billion). The Fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary
Receipts ("ADRs"). The Fund invests in companies that Congress Asset Management
Company, LLP (the "Advisor") believes are experiencing or will experience earnings growth. The Advisor employs a "bottom-up" approach to research and stock selection, which means that the Advisor bases its investments on a company's future prospects and not on any significant economic or market cycle. The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies.
The Advisor's fundamental approach emphasizes earnings growth and free cash flow.
The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment
		criteria or if a new security is judged more attractive than a current holding.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

·  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated.

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Growth Style Investment Risk: Growth stocks fall out of favor with investors.

·  Management Risk: The portfolio manager's judgment as to the growth potential or value of a stock proves to be wrong.

·  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·  Foreign Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

·  Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

·  New Fund Risk: The Fund is new with no operating history, and there can be no
		assurance that the Fund will grow to or maintain an economically viable size.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.congressasset.com/funds or by calling the Fund toll-free at
		1-888-688-1299.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-688-1299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.congressasset.com/funds
Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Congress Mid Cap Growth Fund (Prospectus Summary) | Congress Mid Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Fund to 1.00% of the Mid Cap Fund's Retail Class shares' and Institutional Class shares' average net assets, (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least October 31, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.